Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

	Millions of yen
	2013
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥151,866	¥59,334	¥211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	145,556	59,334	204,890

Goodwill acquired during the year	19,278	985	20,263
Impairment losses	—	(7,281)	(7,281)
Foreign currency translation adjustment	1,465	1,586	3,051
Other	(16)	(3,267)	(3,283)

Balance at end of year
Gross goodwill	172,593	58,638	231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥166,283	¥51,357	¥217,640

Other Intangible Assets

Other intangible assets, as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

	Millions of yen
	2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥967,249	¥682,388	¥284,861
Internal-use software	1,269,794	983,028	286,766
Software acquired to be used in manufacture of handsets	227,990	151,880	76,110
Rights to use telecommunications facilities of wireline operators	16,986	5,895	11,091
Other	54,216	26,551	27,665

Total amortizable intangible assets	¥2,536,235	¥1,849,742	¥686,493

Unamortizable intangible assets:
Trademarks and trade names			¥5,158

Total unamortizable intangible assets			¥5,158

Total			¥691,651